Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2023
Shareholders' Equity [Abstract]
Sechedule of Warrants Activity	As of June 30, 2023, there were 103,702,658 warrants outstanding. A summary of warrants activity for the six months ended June 30 2023 was as follows:
		Weighted average exercise price per share	Weighted
	Number of warrants	US$ per share	average life Years	Expiration dates
Balance of warrants outstanding and exercisable as of December 31, 2022	9,266,135	0.24	1.85 to unlimited	August 31, 2024 to unlimited
—warrants issued in connection with the March 2023 private placement	61,771,423	0.21	1.58 to 1.96	February 3, 2025 to June 16, 2025
—warrants issued in connection with the April 2023 private placement	18,250,000	0.00001-0.24	1.75 to Unlimited	March 31, 2025 to unlimited
—warrants issued in connection with the June 2023 private placement	22,000,000	0.21	1.95	June 9, 2025
Exercised	(7,584,900)	0.00001-0.2
Balance of warrants outstanding and exercisable as of June 30, 2023	103,702,658	0.21	1.96 to unlimited	August 31, 2024 to unlimited